FAIR VALUE MEASUREMENTS - Discounted Cash Flows Model for the PIPE Derivative Liability (Details) - PIPE Derivative Liability	Sep. 30, 2022 $ / shares	Sep. 07, 2022 $ / shares
Incentive shares
FAIR VALUE MEASUREMENTS
Measurement input	2,000,000	2,000,000
Per share subscription price
FAIR VALUE MEASUREMENTS
Measurement input	10.00	10.00
Discount period
FAIR VALUE MEASUREMENTS
Measurement input	0.00210	0.00150
Present value factor
FAIR VALUE MEASUREMENTS
Measurement input	0.00994	0.00995